Schedule H, Line 4(i) - Schedule of Assets (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	54-2185193
EBP, Plan Number	001
EBP, Investment, Number of Shares	1,255,494	1,355,251
Current Value	$ 34,911,795
Participant loan, current value	$ 100,619
Notes Receivable from Participants, Maturity Date	Dec. 31, 2042
Miniimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes Receivable from Participants, Rate of Interest	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes Receivable from Participants, Rate of Interest	10.50%
Oracle Corporation Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,089,584
Separately Managed Account Fund Investment
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	219,118
Emerging Markets Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	214,913
Galliard Stable Value Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,188,288
US Small Mid Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	522,437
William Blair Small Mid Cap Growth Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	256,251
Common/Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	24,169,892
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,846,192
Investment, Identifier [Axis]: Assets in BrokerageLink Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Assets in BrokerageLink Accounts [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 3,405,120
Investment, Identifier [Axis]: Common/Collective Trust Funds Broad Market Bond I — Allspring Core Bond CIT II – E4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Allspring Core Bond CIT II - E4 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	24,496,825
Current Value	$ 261,131
Investment, Identifier [Axis]: Common/Collective Trust Funds Broad Market Bond I — Loomis Sayles Core Plus Bond F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Loomis Sayles Core Plus Bond F [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	14,316,407
Current Value	$ 261,131
Investment, Identifier [Axis]: Common/Collective Trust Funds Fidelity Contrafund Commingled Pool—Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Contrafund Commingled Pool-Class S [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	54,962,908
Current Value	$ 3,084,518
Investment, Identifier [Axis]: Common/Collective Trust Funds Fidelity Growth Company Commingled Pool—Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Growth Company Commingled Pool-Class S [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	45,210,458
Current Value	$ 4,039,102
Investment, Identifier [Axis]: Common/Collective Trust Funds Fidelity Low-Priced Stock Commingled Pool—Class O
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Low-Priced Stock Commingled Pool-Class O [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	19,144,531
Current Value	$ 575,485
Investment, Identifier [Axis]: Common/Collective Trust Funds PIMCO Inflation Response Multi-Asset Collective Trust M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO Inflation Response Multi-Asset Collective Trust M [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	5,767,065
Current Value	$ 70,820
Investment, Identifier [Axis]: Common/Collective Trust Funds Vanguard Institutional 500 Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional 500 Index Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	16,939,957
Current Value	$ 5,119,086
Investment, Identifier [Axis]: Common/Collective Trust Funds Vanguard Institutional Extended Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional Extended Market Index Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	3,879,389
Current Value	$ 838,608
Investment, Identifier [Axis]: Common/Collective Trust Funds Vanguard Institutional Total Bond Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional Total Bond Market Index Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	7,396,737
Current Value	$ 849,220
Investment, Identifier [Axis]: Common/Collective Trust Funds Vanguard Institutional Total International Stock Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional Total International Stock Market Index Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	5,569,609
Current Value	$ 974,793
Investment, Identifier [Axis]: Common/Collective Trust Funds Vanguard Target Retirement 2020 Trust Select
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2020 Trust Select [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	2,118,109
Current Value	$ 273,596
Investment, Identifier [Axis]: Common/Collective Trust Funds Vanguard Target Retirement 2025 Trust Select
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2025 Trust Select [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	4,645,820
Current Value	$ 632,157
Investment, Identifier [Axis]: Common/Collective Trust Funds Vanguard Target Retirement 2030 Trust Select
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2030 Trust Select [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	8,150,563
Current Value	$ 1,149,637
Investment, Identifier [Axis]: Common/Collective Trust Funds Vanguard Target Retirement 2035 Trust Select
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2035 Trust Select [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	8,436,265
Current Value	$ 1,226,127
Investment, Identifier [Axis]: Common/Collective Trust Funds Vanguard Target Retirement 2040 Trust Select
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2040 Trust Select [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	8,281,124
Current Value	$ 1,239,601
Investment, Identifier [Axis]: Common/Collective Trust Funds Vanguard Target Retirement 2045 Trust Select
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2045 Trust Select [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	6,914,893
Current Value	$ 1,064,755
Investment, Identifier [Axis]: Common/Collective Trust Funds Vanguard Target Retirement 2050 Trust Select
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2050 Trust Select [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	5,870,484
Current Value	$ 926,597
Investment, Identifier [Axis]: Common/Collective Trust Funds Vanguard Target Retirement 2055 Trust Select
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2055 Trust Select [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	4,668,081
Current Value	$ 736,810
Investment, Identifier [Axis]: Common/Collective Trust Funds Vanguard Target Retirement 2060 Trust Select
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2060 Trust Select [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	3,172,561
Current Value	$ 500,852
Investment, Identifier [Axis]: Common/Collective Trust Funds Vanguard Target Retirement 2065 Trust Select
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2065 Trust Select [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	1,024,631
Current Value	$ 161,707
Investment, Identifier [Axis]: Common/Collective Trust Funds Vanguard Target Retirement 2070 Trust Select
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2070 Trust Select [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	146,195
Current Value	$ 24,957
Investment, Identifier [Axis]: Common/Collective Trust Funds Vanguard Target Retirement Income Trust Select
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income Trust Select [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	1,271,786
Current Value	$ 159,202
Investment, Identifier [Axis]: Oracle Corporation Common Stock Fund Fidelity Investments Money Market Government Portfolio — Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments Money Market Government Portfolio - Institutional Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Investment, Number of Shares	15,858,947
Current Value	$ 15,859
Investment, Identifier [Axis]: Oracle Corporation Common Stock Fund Oracle Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Oracle Corporation Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	10,639,396
Current Value	$ 2,073,725
Investment, Identifier [Axis]: Registered Investment Companies Dodge & Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox International Stock Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Investment, Number of Shares	25,743,373
Current Value	$ 423,736
Investment, Identifier [Axis]: Registered Investment Companies Dodge & Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox Stock Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Investment, Number of Shares	68,793,693
Current Value	$ 1,141,288
Investment, Identifier [Axis]: Registered Investment Companies Fidelity Balanced Fund—Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Balanced Fund - Class K [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Investment, Number of Shares	27,088,959
Current Value	$ 870,639
Investment, Identifier [Axis]: Registered Investment Companies Fidelity Worldwide Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Worldwide Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Investment, Number of Shares	11,309,343
Current Value	$ 410,529
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account - Depository Receipts Samsung Electronics Co Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Samsung Electronics Co Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Depository Receipts [Member]
EBP, Investment, Number of Shares	399
Current Value	$ 824
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account - Depository Receipts Tencent Holdings Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Tencent Holdings Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Depository Receipts [Member]
EBP, Investment, Number of Shares	52,680
Current Value	$ 4,033
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account Brown Brothers Harriman Short-Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Brown Brothers Harriman Short-Term Investment Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	1,891,097
Current Value	$ 1,891
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account t—Common Stock CRH PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	CRH PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	24,998
Current Value	$ 3,120
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account t—Common Stock Contemporary Amperex Technology Co Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Contemporary Amperex Technology Co Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	104,300
Current Value	$ 5,477
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account— Common Stock Elia Group SA/NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Elia Group SA/NV [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	17,805
Current Value	$ 2,295
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock 3i Group PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	3i Group PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	43,827
Current Value	$ 1,928
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock AIA Group Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	AIA Group Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	461,000
Current Value	$ 4,733
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock ASML Holding NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	ASML Holding NV [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	1,185
Current Value	$ 1,283
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock AXA SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	AXA SA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	70,197
Current Value	$ 3,379
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Aena SME SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Aena SME SA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	34,059
Current Value	$ 953
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Air Liquide SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Air Liquide SA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	22,667
Current Value	$ 4,269
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Airbus SE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Airbus SE [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Depository Receipts [Member]
EBP, Investment, Number of Shares	8,908
Current Value	$ 2,077
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Allianz SE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Allianz SE [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	4,588
Current Value	$ 2,105
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock BFF Bank SpA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BFF Bank SpA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	224,869
Current Value	$ 2,510
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock BNP Paribas SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	exch:BNPS
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	56,535
Current Value	$ 5,368
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Babcock International Group PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Babcock International Group PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	269,270
Current Value	$ 4,512
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Balfour Beatty PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Balfour Beatty PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	72,152
Current Value	$ 691
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock CaixaBank SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	CaixaBank SA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	37,765
Current Value	$ 464
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Danone SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Danone SA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	26,768
Current Value	$ 2,415
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Danske Bank A/S
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	exch:DASI
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	108,560
Current Value	$ 5,442
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Deutsche Börse AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Deutsche Borse AG [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	8,511
Current Value	$ 2,237
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Enel SpA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Enel SpA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	230,549
Current Value	$ 2,405
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock HD Hyundai Electric Co Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	HD Hyundai Electric Co Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	3,074
Current Value	$ 1,651
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock HSBC Holdings PLC—Hong Kong
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	HSBC Holdings PLC-Hong Kong [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	130,400
Current Value	$ 2,051
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock HSBC Holdings PLC—United Kingdom
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	HSBC Holdings PLC-United Kingdom [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	65,129
Current Value	$ 1,030
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Hanwha Aerospace Co Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Hanwha Aerospace Co Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	8,605
Current Value	$ 5,618
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Hitachi Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Hitachi Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	6,000
Current Value	$ 188
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Hyosung Heavy Industries Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Hyosung Heavy Industries Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	1,847
Current Value	$ 2,282
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock J Sainsbury PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	J Sainsbury PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	927,882
Current Value	$ 4,065
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Japan Post Bank Co Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Japan Post Bank Co Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	139,600
Current Value	$ 1,969
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Korea Electric Power Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Korea Electric Power Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	115,647
Current Value	$ 3,787
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock LIG Nex1 Co Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	LIG Nex1 Co Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	24,406
Current Value	$ 7,129
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock LS Electric Co Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	LS Electric Co Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	19,935
Current Value	$ 6,363
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Lloyds Banking Group PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Lloyds Banking Group PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	3,334,488
Current Value	$ 4,416
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Lotes Co Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Lotes Co Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	69,000
Current Value	$ 2,850
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock MNC Solution Co Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MNC Solution Co Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	4,759
Current Value	$ 472
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock MTU Aero Engines AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MTU Aero Engines AG [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	7,890
Current Value	$ 3,294
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Medacta Group SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Medacta Group SA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	10,249
Current Value	$ 2,024
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Melrose Industries PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Melrose Industries PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	627,741
Current Value	$ 4,979
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Mitsubishi UFJ Financial Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Mitsubishi UFJ Financial Group Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	212,100
Current Value	$ 3,376
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Mitsui Fudosan Co Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Mitsui Fudosan Co Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	152,000
Current Value	$ 1,728
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock NKT A/S
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	NKT A/S [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	19,241
Current Value	$ 2,417
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock National Grid PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	National Grid PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	630,862
Current Value	$ 9,707
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Nestle SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nestle SA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	5,353
Current Value	$ 532
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Nippon Sanso Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nippon Sanso Holdings Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	53,990
Current Value	$ 1,609
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Piraeus Bank SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Piraeus Bank SA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	319,742
Current Value	$ 2,553
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Prudential PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Prudential PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	146,187
Current Value	$ 2,255
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock RELX PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	RELX PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	12,384
Current Value	$ 504
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock RWE AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	RWE AG [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	31,823
Current Value	$ 1,693
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock SGS SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	SGS SA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	29,503
Current Value	$ 3,384
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock SMC Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	SMC Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	4,000
Current Value	$ 1,391
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock SPIE SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	SPIE SA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	89,576
Current Value	$ 5,186
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock SSE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	SSE PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	120,420
Current Value	$ 3,537
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Safran SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Safran SA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	12,362
Current Value	$ 4,321
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Samsung Electronics Co Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Samsung Electronics Co Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	44,743
Current Value	$ 3,722
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Siemens Healthineers AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Siemens Healthineers AG [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	59,157
Current Value	$ 3,123
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Sieyuan Electric Co Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Sieyuan Electric Co Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	113,400
Current Value	$ 2,507
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Singapore Technologies Engineering Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Singapore Technologies Engineering Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	48,530
Current Value	$ 318
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Symrise AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Symrise AG [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	26,007
Current Value	$ 2,105
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Taiwan Semiconductor Manufacturing Co Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Taiwan Semiconductor Manufacturing Co Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	117,000
Current Value	$ 5,784
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Tencent Holdings Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Tencent Holdings Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	54,000
Current Value	$ 4,156
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Tesco PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Tesco PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	1,337,421
Current Value	$ 7,965
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock The Magnum Ice Cream Company NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Magnum Ice Cream Company NV [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	46,033
Current Value	$ 731
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Tokyo Gas Co Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Tokyo Gas Co Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	54,753
Current Value	$ 2,169
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock UBS Group AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	UBS Group AG [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	268,705
Current Value	$ 12,538
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock UCB SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	UCB SA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	11,318
Current Value	$ 3,174
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Unilever PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Unilever PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	45,267
Current Value	$ 2,965
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Artisan International Separate Account—Common Stock Vonovia SE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vonovia SE [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	176,467
Current Value	$ 5,089
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Emerging Markets Stock Fund Registered Investment Companies DFA Emerging Markets Core Equity Portfolio Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	DFA Emerging Markets Core Equity Portfolio Institutional Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Investment, Number of Shares	3,695,211
Current Value	$ 107,457
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Emerging Markets Stock Fund Registered Investment Companies RBC Emerging Markets Equity Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	RBC Emerging Markets Equity Fund Class I [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Investment, Number of Shares	6,298,753
Current Value	$ 107,456
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Fidelity Investments Money Market Government Portfolio— Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments Money Market Government Portfolio - Institutional Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Investment, Number of Shares	16,297,753
Current Value	$ 16,298
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Galliard Stable Value Fund Common/Collective Trust Funds Galliard Intermediate Core Fund A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Galliard Intermediate Core Fund A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	10,841,348
Current Value	$ 354,384
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Galliard Stable Value Fund Common/Collective Trust Funds Galliard Intermediate Core Fund L
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Galliard Intermediate Core Fund L [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	7,611,907
Current Value	$ 118,557
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Galliard Stable Value Fund Common/Collective Trust Funds Galliard SA Intermediate Core Fund E
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Galliard SA Intermediate Core Fund E [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	4,138,211
Current Value	$ 124,421
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Galliard Stable Value Fund Common/Collective Trust Funds Galliard SA Intermediate Core Fund Q
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Galliard SA Intermediate Core Fund Q [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	8,839,027
Current Value	$ 115,090
Investment, Identifier [Axis]: Separately Managed Account Fund Investments Galliard Stable Value Fund Common/Collective Trust Funds Galliard Short Core Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Galliard Short Core Fund F [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Investment, Number of Shares	26,096,939
Current Value	$ 459,538
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund Brown Brothers Harriman Short-Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Brown Brothers Harriman Short-Term Investment Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	6,061,962
Current Value	$ 6,062
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund — Common Stock Assured Guaranty Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Assured Guaranty Ltd [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	34,536
Current Value	$ 3,104
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund — Common Stock Quest Diagnostics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Quest Diagnostics Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	14,706
Current Value	$ 2,552
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund — Common Stock Range Resources Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Range Resources Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	47,055
Current Value	$ 1,659
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund — Registered Investment Company DFA US Targeted Value I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	DFA US Targeted Value I [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Investment, Number of Shares	6,354,234
Current Value	$ 234,980
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock A. O. Smith Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	A. O. Smith Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	13,357
Current Value	$ 893
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock ABM Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	ABM Industries Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	36,603
Current Value	$ 1,548
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock AECOM
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	AECOM [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	16,319
Current Value	$ 1,556
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock AXIS Capital Holdings Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	AXIS Capital Holdings Ltd [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	16,622
Current Value	$ 1,780
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock AZZ Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	AZZ Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	10,682
Current Value	$ 1,145
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Academy Sports and Outdoors Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Academy Sports and Outdoors Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	41,775
Current Value	$ 2,087
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Adtalem Global Education Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Adtalem Global Education Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	21,078
Current Value	$ 2,181
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Align Technology Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Align Technology Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	8,181
Current Value	$ 1,277
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Aramark
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Aramark [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	34,809
Current Value	$ 1,283
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Archrock Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Archrock Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	56,485
Current Value	$ 1,470
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Ares Capital Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Ares Capital Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	69,792
Current Value	$ 1,412
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Arrow Electronics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Arrow Electronics Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	15,038
Current Value	$ 1,657
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Assurant Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Assurant Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	7,684
Current Value	$ 1,851
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Avantor Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Avantor Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	75,491
Current Value	$ 865
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Avnet Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Avnet Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	32,066
Current Value	$ 1,542
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Axcelis Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Axcelis Technologies Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	18,863
Current Value	$ 1,515
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Axos Financial Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Axos Financial Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	17,183
Current Value	$ 1,481
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock BGC Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BGC Group Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	145,798
Current Value	$ 1,302
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Biogen Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Biogen Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	8,577
Current Value	$ 1,509
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Blue Owl Capital Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Blue Owl Capital Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	99,606
Current Value	$ 1,238
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Boyd Gaming Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Boyd Gaming Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	19,691
Current Value	$ 1,678
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Builders FirstSource Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Builders FirstSource Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	21,184
Current Value	$ 2,180
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock C.H. Robinson Worldwide Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	C.H. Robinson Worldwide Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	16,466
Current Value	$ 2,647
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock CDW Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	CDW Corporation [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	8,732
Current Value	$ 1,189
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Cadence Bank
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Cadence Bank [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	42,778
Current Value	$ 1,833
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock CarGurus Inc.—Class A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	CarGurus Inc Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	65,859
Current Value	$ 2,526
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Catalyst Pharmaceuticals Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Catalyst Pharmaceuticals Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	44,554
Current Value	$ 1,040
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Cavco Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Cavco Industries Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	3,808
Current Value	$ 2,250
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Centene Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Centene Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	62,695
Current Value	$ 2,580
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Check Point Software Technologies Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Check Point Software Technologies Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	11,519
Current Value	$ 2,137
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Cirrus Logic Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Cirrus Logic Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	11,988
Current Value	$ 1,421
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Coca-Cola Consolidated Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Coca-Cola Consolidated Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	25,078
Current Value	$ 3,844
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Columbia Banking System Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Columbia Banking System Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	56,065
Current Value	$ 1,567
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Commercial Metals Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Commercial Metals Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	29,157
Current Value	$ 2,018
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Concentrix Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Concentrix Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	28,229
Current Value	$ 1,174
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Crown Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Crown Holdings Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	17,403
Current Value	$ 1,792
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock DaVita Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	DaVita Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	10,294
Current Value	$ 1,170
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock DoubleVerify Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	DoubleVerify Holdings Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	91,204
Current Value	$ 1,043
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock EPAM Systems Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	EPAM Systems Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	10,153
Current Value	$ 2,080
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock East West Bancorp Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	East West Bancorp Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	26,467
Current Value	$ 2,975
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Element Solutions Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Element Solutions Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	65,292
Current Value	$ 1,632
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock EnerSys
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	EnerSys [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	18,011
Current Value	$ 2,643
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Equitable Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Equitable Holdings Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	18,980
Current Value	$ 904
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Essent Group Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Essent Group Ltd [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	26,029
Current Value	$ 1,692
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Essential Properties Realty Trust Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Essential Properties Realty Trust Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	45,180
Current Value	$ 1,340
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Euronet Worldwide Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Euronet Worldwide Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	16,105
Current Value	$ 1,226
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Evercore Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Evercore Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	16,350
Current Value	$ 5,563
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Federal Agricultural Mortgage Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Federal Agricultural Mortgage Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	11,726
Current Value	$ 2,059
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock First Advantage Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	First Advantage Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	116,039
Current Value	$ 1,686
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock First American Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	First American Financial Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	38,316
Current Value	$ 2,354
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock First Horizon Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	First Horizon Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	56,151
Current Value	$ 1,342
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock First Industrial Realty Trust Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	First Industrial Realty Trust Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	24,836
Current Value	$ 1,422
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Firstcash Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Firstcash Holdings Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	28,362
Current Value	$ 4,520
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Flex Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Flex Ltd [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	49,666
Current Value	$ 3,001
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Frontdoor Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Frontdoor Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	66,583
Current Value	$ 3,841
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Gen Digital Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Gen Digital Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	126,131
Current Value	$ 3,430
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Gibraltar Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Gibraltar Industries Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	22,628
Current Value	$ 1,119
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Grand Canyon Education Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Grand Canyon Education Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	16,738
Current Value	$ 2,784
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Granite Construction Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Granite Construction Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	22,525
Current Value	$ 2,598
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Green Brick Partners Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Green Brick Partners Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	17,381
Current Value	$ 1,089
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Group 1 Automotive Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Group 1 Automotive Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	4,920
Current Value	$ 1,935
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock HNI Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	HNI Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	40,179
Current Value	$ 1,689
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Halliburton Co
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Halliburton Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	66,447
Current Value	$ 1,878
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Halozyme Therapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Halozyme Therapeutics Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	20,632
Current Value	$ 1,389
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Hancock Whitney Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Hancock Whitney Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	27,918
Current Value	$ 1,778
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Harmony Biosciences Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Harmony Biosciences Holdings Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	36,759
Current Value	$ 1,376
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Home BancShares Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Home BancShares Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	51,847
Current Value	$ 1,440
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Houlihan Lokey Inc.—Class A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Houlihan Lokey Inc. - Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	7,573
Current Value	$ 1,319
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Huron Consulting Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Huron Consulting Group Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	15,873
Current Value	$ 2,745
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock ICON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	ICON PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	11,172
Current Value	$ 2,036
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Ingredion Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Ingredion Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	19,116
Current Value	$ 2,108
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Installed Building Products Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Installed Building Products Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	3,223
Current Value	$ 836
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock InterDigital Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	InterDigital Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	5,214
Current Value	$ 1,660
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Jacobs Solutions Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Jacobs Solutions Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	10,295
Current Value	$ 1,364
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Jefferies Financial Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Jefferies Financial Group Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	19,518
Current Value	$ 1,210
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Jones Lang LaSalle Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Jones Lang LaSalle Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	8,640
Current Value	$ 2,907
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock KBR Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	KBR Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	44,557
Current Value	$ 1,791
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Kimco Realty Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Kimco Realty Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	72,555
Current Value	$ 1,471
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Kontoor Brands Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Kontoor Brands Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	28,346
Current Value	$ 1,732
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Korn Ferry
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Korn Ferry [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	19,450
Current Value	$ 1,284
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Kyndryl Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Kyndryl Holdings Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	39,471
Current Value	$ 1,048
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock LCI Industries
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	LCI Industries [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	14,590
Current Value	$ 1,770
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Lamar Advertising Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Lamar Advertising Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	11,626
Current Value	$ 1,472
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Laureate Education Inc.—Class A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Laureate Education Inc.-Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	96,108
Current Value	$ 3,236
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Lear Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Lear Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	13,501
Current Value	$ 1,547
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock LegalZoom.com Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Legal Zoom.com Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	205,699
Current Value	$ 2,043
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Lithia Motors Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Lithia Motors Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	6,803
Current Value	$ 2,261
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Littelfuse Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Littelfuse Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	4,069
Current Value	$ 1,029
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock LiveRamp Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	LiveRamp Holdings Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	38,587
Current Value	$ 1,133
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Manite Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Manite Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	197,057
Current Value	$ 3,198
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Maplebear Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Maplebear Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	38,332
Current Value	$ 1,724
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Matson Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Matson Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	13,534
Current Value	$ 1,672
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Maximus Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Maximus Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	22,887
Current Value	$ 1,976
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Methanex Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Methanex Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	58,936
Current Value	$ 2,341
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Modine Manufacturing Co
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Modine Manufacturing Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	9,234
Current Value	$ 1,233
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Molina Healthcare Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Molina Healthcare Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	7,541
Current Value	$ 1,309
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Murphy USA Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Murphy USA Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	6,132
Current Value	$ 2,474
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock NetApp Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	NetApp Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	17,490
Current Value	$ 1,873
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Neurocrine Biosciences Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Neurocrine Biosciences Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	9,111
Current Value	$ 1,292
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock NiSource Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	NiSource Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	35,669
Current Value	$ 1,490
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock OGE Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	OGE Energy Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	25,303
Current Value	$ 1,080
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Option Care Health Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Option Care Health Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	74,336
Current Value	$ 2,368
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Pegasystems Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Pegasystems Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	31,362
Current Value	$ 1,873
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock PennyMac Financial Services
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	PennyMac Financial Services [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	14,331
Current Value	$ 1,889
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Permian Resources Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Permian Resources Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	99,296
Current Value	$ 1,393
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Pinnacle Financial Partners Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Pinnacle Financial Partners Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	16,160
Current Value	$ 1,542
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Preferred Bank
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Preferred Bank [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	17,250
Current Value	$ 1,629
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Primo Brands Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Primo Brands Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	74,582
Current Value	$ 1,219
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Qnity Electronics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Qnity Electronics Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	9,923
Current Value	$ 810
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Qorvo Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Qorvo Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	22,584
Current Value	$ 1,909
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Reliance Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Reliance Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	5,580
Current Value	$ 1,612
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock RenaissanceRe Holdings Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	RenaissanceRe Holdings Ltd [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	11,846
Current Value	$ 3,331
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Royal Gold Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Royal Gold Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	5,209
Current Value	$ 1,158
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock SS&C Technologies Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	SS&C Technologies Holdings Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	19,965
Current Value	$ 1,745
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Sensata Technologies Holding
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Sensata Technologies Holding [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	65,614
Current Value	$ 2,184
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Sharkninja Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Sharkninja Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	34,663
Current Value	$ 3,879
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock South Bow Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	South Bow Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	67,143
Current Value	$ 1,844
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Sterling Infrastructure Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Sterling Infrastructure Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	3,982
Current Value	$ 1,219
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Steven Madden Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Steven Madden Ltd [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	36,563
Current Value	$ 1,522
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Stifel Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Stifel Financial Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	9,098
Current Value	$ 1,139
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock StoneX Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	StoneX Group Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	24,582
Current Value	$ 2,338
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock TD SYNNEX Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	TD SYNNEX Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	23,659
Current Value	$ 3,554
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Talen Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Talen Energy Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	3,137
Current Value	$ 1,176
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Taylor Morrison Home Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Taylor Morrison Home Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	26,372
Current Value	$ 1,553
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock TechnipFMC PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	TechnipFMC PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	87,819
Current Value	$ 3,913
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Tenet Healthcare Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Tenet Healthcare Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	14,554
Current Value	$ 2,892
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock The Brink's Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Brink's Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	23,962
Current Value	$ 2,797
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock The Gap Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Gap Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	55,194
Current Value	$ 1,413
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Twilio Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Twilio Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	19,866
Current Value	$ 2,826
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Universal Health Services Inc.—Class B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Universal Health Services Inc.-Class B [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	9,723
Current Value	$ 2,120
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Unum Group
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Unum Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	17,823
Current Value	$ 1,381
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Upwork Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Upwork Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	145,783
Current Value	$ 2,889
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund —Common Stock Urban Outfitters Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Urban Outfitters Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	23,456
Current Value	$ 1,765
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund—Common Stock US Foods Holding Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	US Foods Holding Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	38,590
Current Value	$ 2,907
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund—Common Stock Valvoline Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Valvoline Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	49,752
Current Value	$ 1,446
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund—Common Stock Viper Energy Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Viper Energy Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	83,774
Current Value	$ 3,236
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund—Common Stock Visteon Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Visteon Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	14,788
Current Value	$ 1,406
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund—Common Stock Vontier Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vontier Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	36,475
Current Value	$ 1,356
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund—Common Stock Voya Financial Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Voya Financial Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	48,382
Current Value	$ 3,604
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund—Common Stock Weatherford International PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Weatherford International PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	18,918
Current Value	$ 1,481
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund—Common Stock Webster Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Webster Financial Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	27,466
Current Value	$ 1,729
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund—Common Stock Wex Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Wex Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	9,077
Current Value	$ 1,352
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund—Common Stock White Mountains Insurance Group Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	White Mountains Insurance Group Ltd. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	871
Current Value	$ 1,810
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund—Common Stock Wintrust Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Wintrust Financial Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	11,365
Current Value	$ 1,589
Investment, Identifier [Axis]: Separately Managed Account Fund Investments US Small Mid Cap Value Fund—Common Stock Wyndham Hotels & Resorts Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Wyndham Hotels and Resorts Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	15,243
Current Value	$ 1,152
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account William Blair Money Market Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	William Blair Money Market Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Investment, Number of Shares	4,273,167
Current Value	$ 4,273
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock ACV Auctions Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	ACV Auctions Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	159,562
Current Value	$ 1,280
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Advanced Drainage Systems Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Advanced Drainage Systems Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	21,590
Current Value	$ 3,127
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Amicus Therapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Amicus Therapeutics Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	285,320
Current Value	$ 4,063
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock AppFolio Inc.—Class A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	AppFolio Inc.Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	14,869
Current Value	$ 3,459
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock BWX Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BWX Technologies Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	25,332
Current Value	$ 4,378
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock BellRing Brands Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BellRing Brands Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	69,980
Current Value	$ 1,871
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Bentley Systems Inc.—Class B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Bentley Systems Inc Class B [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	66,810
Current Value	$ 2,550
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Bio-Techne Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Bio-Techne Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	53,630
Current Value	$ 3,154
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Bright Horizons Family Solutions Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Bright Horizons Family Solutions Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	28,553
Current Value	$ 2,895
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock CAVA Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	CAVA Group Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	32,960
Current Value	$ 193
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Cameco Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Cameco Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	48,232
Current Value	$ 4,413
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Carpenter Technology Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Carpenter Technology Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	9,770
Current Value	$ 3,076
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Casella Waste Systems Inc.—Class A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Casella Waste Systems Inc.-Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	27,080
Current Value	$ 2,652
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Chemed Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Chemed Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	8,092
Current Value	$ 3,462
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Churchill Downs Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Churchill Downs Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	36,820
Current Value	$ 4,189
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Ciena Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Ciena Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	27,180
Current Value	$ 6,357
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Clean Harbors Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Clean Harbors Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	10,650
Current Value	$ 2,497
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Clearwater Analytics Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Clearwater Analytics Holdings Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	120,064
Current Value	$ 2,896
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Coherent Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Coherent Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	21,350
Current Value	$ 3,941
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Curtiss-Wright Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Curtiss-Wright Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	6,540
Current Value	$ 3,605
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Donaldson Co Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Donaldson Co Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	40,920
Current Value	$ 3,628
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Doximity Inc.—Class A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Doximity Inc.-Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	111,593
Current Value	$ 4,941
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Dynatrace Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dynatrace Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	72,723
Current Value	$ 3,152
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Eagle Materials Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Eagle Materials Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	13,736
Current Value	$ 2,839
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Encompass Health Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Encompass Health Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	21,974
Current Value	$ 2,332
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Evercore Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Evercore Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	9,760
Current Value	$ 3,321
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Everest Group Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Everest Group Ltd [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	13,281
Current Value	$ 4,507
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock ExlService Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	ExlService Holdings Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	66,490
Current Value	$ 2,822
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock F5 Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	F5 Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	12,924
Current Value	$ 3,299
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock First Horizon Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	First Horizon Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	167,540
Current Value	$ 4,004
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock FirstService Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FirstService Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	10,677
Current Value	$ 1,661
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Freshpet Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Freshpet Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	37,530
Current Value	$ 2,287
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock GeneDx Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	GeneDx Holdings Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	16,354
Current Value	$ 2,127
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Glaukos Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Glaukos Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	25,610
Current Value	$ 2,892
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Globus Medical Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Globus Medical Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	62,820
Current Value	$ 5,485
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Guidewire Software Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Guidewire Software Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	11,254
Current Value	$ 2,262
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Halozyme Therapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Halozyme Therapeutics Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	35,360
Current Value	$ 2,380
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock HealthEquity Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	HealthEquity Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	35,180
Current Value	$ 3,223
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Insmed Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Insmed Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	38,344
Current Value	$ 6,673
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Inspire Medical Systems Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Inspire Medical Systems Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	24,549
Current Value	$ 2,264
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Insulet Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Insulet Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	4,538
Current Value	$ 1,290
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Krystal Biotech Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Krystal Biotech Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	6,697
Current Value	$ 1,651
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock LandBridge Co LLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	LandBridge Co LLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	21,675
Current Value	$ 1,062
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Lattice Semiconductor Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Lattice Semiconductor Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	57,607
Current Value	$ 4,239
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Lincoln Electric Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Lincoln Electric Holdings Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	14,330
Current Value	$ 3,434
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Louisiana-Pacific Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Louisiana-Pacific Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	19,572
Current Value	$ 1,581
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Madrigal Pharmaceuticals Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Madrigal Pharmaceuticals Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	8,660
Current Value	$ 5,043
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Manhattan Associates Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Manhattan Associates Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	20,730
Current Value	$ 3,593
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Maplebear Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Maplebear Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	51,807
Current Value	$ 2,330
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Mueller Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Mueller Industries Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	45,820
Current Value	$ 5,260
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock National Vision Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	National Vision Holdings Inc.[Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	82,080
Current Value	$ 2,119
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Nextpower Inc.—Class A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nextpower Inc.-Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	31,940
Current Value	$ 2,782
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Novanta Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Novanta Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	16,710
Current Value	$ 1,988
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Onto Innovation Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Onto Innovation Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	36,210
Current Value	$ 5,716
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Parsons Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Parsons Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	49,000
Current Value	$ 3,028
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Penumbra Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Penumbra Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	10,820
Current Value	$ 3,364
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Planet Fitness Inc.—Class A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Planet Fitness Inc.-Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	37,120
Current Value	$ 4,026
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Pool Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Pool Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	12,210
Current Value	$ 2,793
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Primo Brands Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Primo Brands Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	257,820
Current Value	$ 4,215
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Pure Storage Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Pure Storage Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	93,440
Current Value	$ 6,261
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Q2 Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Q2 Holdings Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	55,560
Current Value	$ 4,009
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Regal Rexnord Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Regal Rexnord Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	16,460
Current Value	$ 2,310
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Reliance Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Reliance Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	8,620
Current Value	$ 2,490
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock SharkNinja Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Sharkninja Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	28,830
Current Value	$ 3,226
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock TPG Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	TPG Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	45,052
Current Value	$ 2,876
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Talen Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Talen Energy Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	14,920
Current Value	$ 5,593
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Teradyne Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Teradyne Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	21,500
Current Value	$ 4,162
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock The Baldwin Insurance Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Baldwin Insurance Group Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	135,430
Current Value	$ 3,254
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock The Brink's Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Brink's Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	27,267
Current Value	$ 3,183
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock The Carlyle Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Carlyle Group Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	71,254
Current Value	$ 4,212
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock The Marzetti Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Marzetti Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	13,754
Current Value	$ 2,262
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock TransUnion
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	TransUnion [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	25,520
Current Value	$ 2,188
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock Twist Bioscience Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Twist Bioscience Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	114,331
Current Value	$ 3,627
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock WillScot Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	WillScot Holdings Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	83,130
Current Value	$ 1,565
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account — Common Stock nVent Electric PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	nVent Electric PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	35,710
Current Value	$ 3,641
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account—Common Stock Waystar Holding Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Waystar Holding Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	105,163
Current Value	$ 3,444
Investment, Identifier [Axis]: Separately Managed Account Fund Investments William Blair Small Mid Cap Growth Separate Account—Common Stock Western Alliance Bancorp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Western Alliance Bancorp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	26,902
Current Value	$ 2,262